Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Parenthetical) (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Financing receivable, individually evaluated for impairment	$ (312,202)	$ (210,672)